CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows (used in)/provided by Operating Activities of Continuing Operations:
Net income	$ 5,934,445	$ 25,207,504	$ 140,636,993
Less: Net income from discontinued operations, net of taxes	(321,387)	(19,695,969)	(129,456,050)
Net income from continuing operations, net of taxes	5,613,058	5,511,535	11,180,943
Adjustments to reconcile net income from Continuing operations to net cash provided by/(used in) operating activities:
Depreciation and amortization	4,934,655	4,901,246	3,364,618
Amortization of investment in debt securities	(8,353)	0	0
Fair value of below market amortization	(1,028,716)	0	0
Gain on sale of vessel	0	0	(8,226,258)
Provision for doubtful accounts	0	25,369	0
Stock based compensation cost	3,594,006	5,312,854	1,272,698
Straight line amortization of hire	10,477	(19,590)	0
Unrealized (loss)/gain on equity securities	(84,677)	57,641	0
Realized loss on sale of equity securities	344	2,369	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	(726,947)	961,651	(726,349)
Inventories	(81,346)	(22,265)	(1,397)
Due from/to related parties	(15,275,906)	(5,563,634)	(2,413,795)
Prepaid expenses and other assets	(323,248)	820,530	(605,580)
Accounts payable	526,463	(978,030)	1,219,876
Accrued liabilities	177,245	560,154	338,695
Deferred revenue	(215,217)	674,000	310,000
Dry-dock costs paid	(3,454,571)	(1,463,923)	(1,051,313)
Net Cash provided by/(used in) Operating Activities from Continuing Operations	(6,342,733)	10,779,907	4,662,138
Cash flow (used in)/provided by Investing Activities of Continuing Operations:
Vessel acquisitions and other vessel improvements	(66,769,128)	(119,304)	(72,217,988)
Investment in related party	(60,000,000)	(50,000,000)	(50,000,000)
Proceeds from investment in related party	60,000,000	0	0
Loan to related party	100,364,205	(100,000,000)	0
Net proceeds from sale of vessel	38,000,000	0	17,189,804
Purchase of equity securities	(1,000,000)	(5,183,767)	0
Purchase of debt securities	(2,910,000)	0	0
Proceeds from sale of equity securities	101,412	249,338	0
Net cash (used in)/provided by Investing Activities from Continuing Operations	67,786,489	(155,053,733)	(105,028,184)
Cash flows (used in)/provided by Financing Activities of Continuing Operations:
Net increase in Former Parent Company Investment	0	0	211,982
Issuance of Series B Preferred shares	0	0	40
Issuance of common shares pursuant to private placement	0	0	18,647,236
Payment for repurchase shares pursuant to Tender offer	(343,382)	0	0
Proceeds received from Robin related to Robin Spin-Off (Note 4)	786,001	0	0
Cash contribution related to Spin-off (Note 1)	(10,356,450)	0	0
Payment of Dividend on Series A Preferred Shares	(1,400,000)	(1,400,000)	(851,667)
Payment for repurchase of common shares	0	(3,728,008)	(1,046,908)
Payments related to Spin-Off from Castor	0	0	(2,694,646)
Net cash provided by/(used in) Financing Activities from continuing operations	(11,313,831)	(5,128,008)	14,266,037
Cash flows of discontinued operations:
Net cash provided by Operating Activities from discontinued operations	94,655	3,783,409	51,464,181
Net cash provided by Investing Activities from discontinued operations	0	32,488,070	155,734,435
Net cash used in Financing Activities from discontinued operations	0	(5,257,200)	(7,992,800)
Net cash provided by discontinued operations	94,655	31,014,279	199,205,816
Net increase/(decrease) in cash, cash equivalents, and restricted cash	50,224,580	(118,387,555)	113,105,807
Cash, cash equivalents and restricted cash at the beginning of the period from continuing and discontinued operations	37,197,846	155,585,401	42,479,594
Cash, cash equivalents and restricted cash at the end of the period from continuing and discontinued operations	87,422,426	37,197,846	155,585,401
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents from continuing and discontinued operations	87,422,426	37,197,846	155,235,401
Restricted cash, non-current from discontinued operations	0	0	350,000
Cash, cash equivalents, and restricted cash from continuing and discontinued operations	87,422,426	37,197,846	155,585,401
SUPPLEMENTAL CASH FLOW INFORMATION
Unpaid vessel acquisition and other vessel improvement costs (included in Accounts payable and Accrued liabilities)	13,318	0	68,815
Unpaid capital issuance costs (included in Accounts payable and Accrued Liabilities)	559	0	0
Dividend on Series A Preferred Shares declared but unpaid	299,444	338,333	315,000
Deemed dividend on Series A Preferred Shares	3,143,414	3,064,409	2,429,275
Dividend on common shares declared but unpaid	37,578,641	0	0
Distribution of net assets of Robin Energy Ltd	$ 5,639,637	$ 0	$ 0